LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

7. LONG-TERM INVESTMENTS

	Equity securities
	without readily	Equity	Available for	Held-to-
	determinable fair	method	sales	maturity
	value	investments	investment	investment	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2018	699,747	219,935	34,476	—	954,158
Additions	5,000	161,951	10,533	15,200	192,684
Disposal	(8,750)	(104,149)	(35,739)	—	(148,638)
Share of (loss) in equity method investments	—	(29,455)	—	—	(29,455)
Impairment charges	(154,898)	(22,830)	—	—	(177,728)
Unrealized losses recorded in accumulated other comprehensive loss	—	—	(99)	—	(99)
Impact of exchange rate	2,079	139	1,272	—	3,490
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	—	16,272	—	—	16,272
Business combinations achieved in stages (Note 3)	—	(35,040)	—	—	(35,040)
Balance at December 31, 2019	543,178	206,823	10,443	15,200	775,644
Additions	396,549	53,929		19,100	469,578
Disposal	(5,000)	—	(10,443)	—	(15,443)
Share of (loss) in equity method investments	—	(21,317)	—	—	(21,317)
Impairment charges	(282,076)	(179,193)	—	(1,221)	(462,490)
Impact of exchange rate	(4,949)	(2,751)	—	—	(7,700)
Balance at December 31, 2020	647,702	57,491	—	33,079	738,272

Equity securities without readily determinable fair value

The following table sets forth the Group’s equity securities without readily determinable fair value:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Nanjing Lefang Intelligent Life Technology Development Co., Ltd (“Nanjing Lefang”) (i)	181,368	—
Shanghai Xinzheng financial information consulting Co., Ltd.(ii)	129,786	129,786
Abakus Ltd. (Cayman) (“Abskus”) (iii)	98,709	—
EZhou Rural Commercial Bank	40,000	40,000
BitPay, Inc. (Delaware)(iv)	27,847	26,100
GoopalGroup (v)	18,936	17,748
Hubei Consumption Financial Company (“Hubei Consumption”) (vi)	—	361,100
Zhuhai Yuanxin investment partnership (limited partnership(“ZhuhaiYuanxin")(vii)	—	15,000
Ningbo Weilie investment management partnership (limited partnership)（“NingboWeilie")(viii)	—	20,000
Others(ix)	46,532	37,968
Total	543,178	647,702
(i)	In March 2018, the Group purchase an additional 21.28% equity interest of Nanjing Lefang, formerly known as Nanjing Banghang Information Consulting Limited, for a cash consideration of RMB250,000. The Group held a 30.53% equity interest as of December 31, 2019 and 2020. The investments contain various right, protection, and a liquidation preference. The investment is accounted for under the equity securities without readily determinable fair value of accounting as it is not considered to be in-substance common stock. There were no observable price changes for the years ended December 31, 2018, 2019, and 2020. Due to continued decrease of operating result of Nanjing Lefang, the Group conducted an impairment assessment and recorded an impairment loss of RMB99,868 and RMB181,368 for the years ended December 31, 2019 and 2020, respectively. In determining the fair value of the investment in Nanjing Lefang, the Group applied the market approach using unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation and an initial public offering.
(ii)	In September 2018, the Group purchased a 15% equity interest of Shanghai Xinzheng Financial Information Consulting Co., Ltd. for a total consideration of RMB129,786. The Group held a 15% equity interest as of December 31, 2019 and 2020. No impairment existed at December 31, 2019 and 2020 and there were no observable price changes for the years ended December 31, 2018, 2019 and 2020.
(iii)	In December 2014, the Group subscribed to 3,579,000 ordinary shares of Abakus (formerly known as Wecash Holdings Ltd.) for a cash consideration of RMB6,500. The Group held 19.30%, 18.97%, and 18.97% equity interest as of December 31, 2018, 2019 and 2020, respectively. The Group recognized its share of profit in Abakus of RMB2,261 for the year ended December 31, 2018. In February 2018, due to issuance of equity interests to new shareholders, the Group’s equity interest in Abakus was diluted from 22.17% to 19.86% and lost its ability to exercise significance influence. The investment in Abakus was accounted for under equity method prior to the dilution in the Group’s equity interest. The investment is accounted for under the equity securities without readily determinable fair value of accounting upon the cessation of the Group’s significant influence in February 2018. In July 2019, Abakus agrees to repurchase 75,796 ordinary shares held by the Group for a cash consideration of RMB14,807. A disposal gain of RMB6,057 was recognized, which is the difference between the consideration of RMB14,807 and the carrying value in Abakus, amounted to RMB8,750. Due to shut down of Abskus, the Group fully imaparied the investment for the years ended December 31 2020.
(iv)

In March 2018, the Group acquired a 1.11% of equity interest in BitPay, Inc. (Delaware) for a cash consideration of US$4,000. The Group held 1.11% equity interest as of December 31, 2019, and 2020. No impairment existed at December 31, 2018, 2019, and 2020, and there were no observable price changes for the years ended December 31, 2018, 2019, and 2020.

(v)

In January 2018, the Group purchased a 1.94% equity interest in Goopal Group for a cash consideration of US$2,720. The Group held 1.94% equity interest as of December 31, 2019, and 2020. No impairment existed at December 31, 2018, 2019, and 2020, and there were no observable price changes for the years ended December 31, 2018, 2019, and 2020.

(vi)

In December 2019, the Group paid RMB361,100 in cash in exchange of 24.47% equity interest in Hubei Consumer. No impairment existed at December 31, 2020, and there were no observable price changes for the year ended December 31, 2020.

(vii)	In November 2020, the Group paid RMB 15,000 in cash in exchange of 33.33% equity interest in Zhuhai Yuanxin. No impairment existed at December 31, 2020, and there were no observable price changes for the year ended December 31, 2020.
(viii)	In December 2017, the Group purchased a 8.50% equity interest in Ningbo Weilie for a total cash consideration of RMB 20,000,000.No impairment existed at December 31, 2020, and there were no observable price changes for the year ended December 31, 2020.
(ix)	Other investments represent several insignificant investments as of December 31, 2018, 2019 and 2020. Impairment losses of RMB23,140, RMB20,724 and nil were reported in consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020 related to Shanghai Wujiu Information Technology Company Limited (“Shanghai Wujiu”), Ofo International Limited (“OFO”), and Orange Island Technology Inc.(“Orange”). During the year ended in December 31, 2018, the Group determined that Shanghai Wujiu and OFO had encountered going concern issues due to their working capital deficiencies and poor operating results. As a result, the Group fully impaired the investments during the year ended December 31, 2018. During the year ended in December 31, 2019, the Group determined that Orange had encountered going concern issues and was in the process of liquidation. Thus, the Group fully impaired the investment during the year ended December 31, 2019.

Equity method investments

	December 31,	December 31,
	2019	2020
	RMB	RMB
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull”)(i)	26,675	22,135
Suzhou Qingyu Technology Limited (“Suzhou Qingyu”)(ii)	19,092	—
Cornerstone Unicorn No.3 Private Equity Investment Fund(iii)	132,859	—
Others	28,197	35,356
Total	206,823	57,491
(i)	In September 2017, the Group purchased an equity interest of CSJ Golden Bull for a total cash consideration of RMB40,900. The Group held a 25% equity interest as of December 31, 2019 and 2020, and recognized its share of loss of RMB6,181, RMB6,764, and RMB4,540 for the years ended December 31, 2018, 2019, and 2020, respectively.
(ii)	In July 2017, the Group purchased a 20% equity interest in Suzhou Qingyu for a total consideration of RMB10,000. The Group’s shareholding percentage decreased from 20% to 9.88% due to the issuance of equity interests to new shareholder. In June 2018, the Group purchased 3.15% equity interests of Suzhou Qingyu for a total consideration of RMB20,000. The Group held a 13.03% equity interest as of December 31, 2019 and have ability to exercise significance influence. The Group recognized its share of loss of RMB5,083, RMB4,615 and RMB4,648 for the years ended December 31, 2018, 2019 and 2020. Suzhou Qingyu had encountered going concern issues. Thus, the Group fully impaired the investment during the year ended December 31, 2020.
(iii)	In October 2019, the Group purchased 141,460,000 fund shares of Cornerstone Unicorn No.3 Private Equity Investment Fund for a total consideration of RMB141,460. The total shares of the fund is 152,460,000 and the fund manager shall make investment decisions independently. The fund manager can be replaced with the consent of all investors. The Group held 92% share interest as of December 31, 2019 and has ability to exercise significance influence. In December 2020,Cornerstone Unicorn and Cornerstone Management had encountered going concern issues. Thus, the Group fully impaired the investment during the year ended December 31, 2020.

Held-to-maturity investments

During the year ended December 31, 2019, the Group purchased a principal-guaranteed debt investment in the form of a beneficiary interest in a trust for a cash consideration of RMB15,200, which has stated maturity within one year. No impairment loss existed at December 31, 2019. During the year ended December 31, 2020, the Group extend this investment for one more year.

During the year ended December 31, 2020, the Group purchased a principal-guaranteed debt investment in the form of a beneficiary interest in a trust for a cash consideration of RMB19,100, which has stated maturity within one year.

During the year ended December 31, 2020, the Group recorded an impairment charge of RMB1,221 for its held-to-maturity investments due to the adoption of new accounting standards.